ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions							1 Months Ended	12 Months Ended
	Sep. 03, 2025	Jul. 31, 2025	Apr. 29, 2025	Dec. 23, 2024	Sep. 12, 2024	Jan. 12, 2024	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2025
Disclosure of detailed information about business combination [line items]
Property, plant and equipment										$ 1,100
Useful life								25 years
Pro forma revenue								$ 1,700	$ 850
Pro forma income								$ 100	$ 110
Mantiqueira Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							100.00%
U.S. bulk fiber network
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 808
Percentage of voting equity interests acquired	20.00%
Acquisition costs recorded	$ 14
Property, plant and equipment	2,730
Intangible assets	$ 1,542
Useful life	25 years
Cash	$ 808
Net assets acquired	808
U.S. bulk fiber network | Hotwire Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 3,900
U.S. refined products pipeline system
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 920
Percentage of voting equity interests acquired		15.00%
Acquisition costs recorded		$ 43
Property, plant and equipment		8,898
Equity funded consideration		500
Cash		920
Net assets acquired		920
U.S. refined products pipeline system | Colonial Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred		6,200
Equity funded consideration		$ 3,400
Brazilian electricity transmission operation
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 179	$ 55
Percentage of voting equity interests acquired			15.00%	15.00%
Intangible assets			$ 1,330	$ 619
Cash			$ 45	$ 22
Proportion of ownership interest in subsidiary			31.00%	31.00%
Net assets acquired			$ 179	$ 55
Brazilian electricity transmission operation | Mantiqueira Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 145
Proportion of ownership interest in subsidiary			100.00%
Brazilian electricity transmission operation | Chimarrão Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 72
Proportion of ownership interest in subsidiary				100.00%
Indian telecom tower operation
Disclosure of detailed information about business combination [line items]
Consideration transferred					$ 2,041
Percentage of voting equity interests acquired					16.00%
Acquisition costs recorded					$ 5
Property, plant and equipment					1,785
Intangible assets					$ 582
Useful life					20 years
Equity funded consideration					$ 140
Cash					2,041
Lease assets as of acquisition date					800
Net assets acquired					2,041
Indian telecom tower operation | ATC India Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred					$ 800
Cyxtera Core Data Center Portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred						$ 803
Percentage of voting equity interests acquired						29.00%
Acquisition costs recorded						$ 50
Property, plant and equipment						2,334
Intangible assets						379
Cash						803
Gain recognised in bargain purchase transaction						554
Net assets acquired						1,357
Cyxtera Core Data Center Portfolio | Land And Equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment						800
Cyxtera Core Data Center Portfolio | Remeasured Lease Assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment						1,200
Cyxtera Core Data Center Portfolio | Favourable Lease Assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment						300
Cyxtera Core Data Center Portfolio | BIPC Holdings
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction						$ 200